Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Raw materials	$ 63		$ 85
Work in progress	20		29
Finished goods	259		472
Inventory, net	$ 342		$ 586
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 341		¥ 5,742
Finished goods | ¥		2,048		13
Inventory, net | ¥		¥ 2,389		¥ 5,755